VESSELS, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($)
VESSELS, NET [Abstract]
Number of vessels | Vessel	24	22
Impairment loss on vessel	$ 0	$ 0	$ 0
Schedule of Vessels [Line Items]
Total	1,612,940	1,477,637
Accumulated Depreciation	(650,255)	(567,645)
Vessels, Net	962,685	909,992
Vessels [Member]
Schedule of Vessels [Line Items]
Total	1,530,245	1,406,872
Drydocking [Member]
Schedule of Vessels [Line Items]
Total	$ 82,695	$ 70,765